Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Non Cash Transaction From Financing Activities [Abstract]
Non-cash Investing Activities

Except for those disclosed in other notes, the Company entered into the following non-cash investing and financing activities:

	Year Ended December 31
Investing activities	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Increase in property, plant and equipment	$27,979	$23,164	$25,195
Other payables	571	1,002	(1,684)
Acquisition of property, plant and equipment	$28,550	$24,166	$23,511

Increase in investment properties	$6	$1	$1,359
Trade-in investment properties from asset exchange transaction (Note 16)	—	—	(1,305)
Acquisition of investment properties	$6	$1	$54

Increase in intangible assets	$498	$363	$48,605
Changes in other assets	—	—	(1,000)
Acquisition of intangible assets	$498	$363	$47,605

Disposal of property, plant and equipment, net	$122	$86	$307
Gain (loss) on disposal of property, plant and equipment	142	(38)	1,428
Trade-in investment properties from asset exchange transaction (Note 16)	—	—	(1,305)
Changes in other payables	—	—	(80)
Changes in other current monetary assets	—	—	(31)
Proceeds from disposal of property, plant and equipment	$264	$48	$319

Summary of Changes in Liabilities Arising From Financing Activities Including Non-cash Transactions

Financing activities

	Balance on January 1, 2019	Cash Flows from Financing Activities	Changes in Non-Cash Transactions		Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2019
	Balance on January 1, 2019	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2019
	NT$	NT$	NT$	NT$	NT$	NT$
(In Millions)
Lease liabilities	$10,340	$(3,728)	$3,803	$(572)	$(85)	$9,758

	Balance on January 1, 2020	Cash Flows from Financing Activities	Changes in Non-Cash Transactions			Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2020
	Balance on January 1, 2020	Cash Flows from Financing Activities	New Leases	Acquired by business combination (Note 14)	Others	Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2020
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
(In Millions)
Lease liabilities	$9,758	$(3,683)	$3,796	$71	$(265)	$(80)	$9,597